Basis of presentation - cost of revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Interest expense from financial services and write-downs of assets included in cost of revenue	€ 25	€ 48	€ 75
Decrease In assets sold with buy-back commitment related in cost of revenue	€ 124	€ 195	€ 293